[USAA                       USAA MUTUAL FUND, INC.
EAGLE                    SUPPLEMENT DATED OCTOBER 6, 2004
LOGO (R)]           TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED DECEMBER 1, 2003
                         AS SUPPLEMENTED MARCH 24, 2004



THE FOLLOWING INFORMATION HAS BEEN ADDED TO THE LIST OF INTERESTED OFFICERS FOUND ON PAGE 31 OF THE STATEMENT OF ADDITIONAL INFORMATION.


NAME, ADDRESS*  POSITION(S)        TERM OF          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      NUMBER OF        OTHER PUBLIC
AND AGE         HELD WITH          OFFICE AND                                                        PORTFOLIOS       DIRECTORSHIPS
                FUND               LENGTH OF                                                         IN FUND
                                   TIME SERVED                                                       COMPLEX
                                                                                                     OVERSEEN

Jeffrey D.      Chief Compliance  Chief Compliance  Assistant Vice President, Mutual Funds           Five registered  None
Hill (36)       Officer           Officer since     Compliance, USAA (9/04-present); Assistant       investment
                                  September 2004    Vice President, Investment Management            companies
                                                    Administration & Compliance, USAA (12/02-9/04);  consisting of
                                                    Assistant Vice President, Investment             43 mutual funds
                                                    Management Administration & Compliance, IMCO
                                                    (9/01-12/02); Senior Manager, Investment
                                                    Management Assurance and Advisory Services,
                                                    KPMG LLP (6/98-8/01). Mr. Hill also holds the
                                                    officer position of Chief Compliance Officer of
                                                    the USAA Life Investment Trust, a registered
                                                    investment company offering five individual
                                                    funds.



* The address of each Interested Trustee and officer is P.O. Box 659430, San Antonio, Texas 78265-9430.






                                                                      48268-1004

[USAA                      USAA MUTUAL FUND, INC.
EAGLE        (S&P 500 INDEX FUND, EXTENDED MARKET INDEX FUND,
LOGO (R)]                   AND NASDAQ-100 INDEX FUND)
                        SUPPLEMENT DATED OCTOBER 6, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 1, 2004



THE FOLLOWING INFORMATION HAS BEEN ADDED TO THE LIST OF INTERESTED OFFICERS FOUND ON PAGE 21 OF THE STATEMENT OF ADDITIONAL INFORMATION.


NAME, ADDRESS*  POSITION(S)        TERM OF          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      NUMBER OF        OTHER PUBLIC
AND AGE         HELD WITH          OFFICE AND                                                        PORTFOLIOS       DIRECTORSHIPS
                FUND               LENGTH OF                                                         IN FUND
                                   TIME SERVED                                                       COMPLEX
                                                                                                     OVERSEEN

Jeffrey D.      Chief Compliance  Chief Compliance  Assistant Vice President, Mutual Funds           Five registered  None
Hill (36)       Officer           Officer since     Compliance, USAA (9/04-present); Assistant       investment
                                  September 2004    Vice President, Investment Management            companies
                                                    Administration & Compliance, USAA (12/02-9/04);  consisting of
                                                    Assistant Vice President, Investment             43 mutual funds
                                                    Management Administration & Compliance, IMCO
                                                    (9/01-12/02); Senior Manager, Investment
                                                    Management Assurance and Advisory Services,
                                                    KPMG LLP (6/98-8/01). Mr. Hill also holds the
                                                    officer position of Chief Compliance Officer of
                                                    the USAA Life Investment Trust, a registered
                                                    investment company offering five individual
                                                    funds.



* The address of each Interested Trustee and officer is P.O. Box 659430, San Antonio, Texas 78265-9430.






                                                                     48269-1004